Related party transactions (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Key Management Personnel Compensation [Abstract]
Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel

The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below

	Year Ended June 30,
(in U.S. dollars)	2020	2019
Short-term employee benefits	2,483,862	2,723,902
Long-term employee benefits	11,366	12,074
Post-employment benefits	34,294	45,878
Share based payments	1,146,965	297,423
	3,676,487	3,079,277